Revolving line of credit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 24, 2020
Disclosure of detailed information about borrowings [line items]
Amortized cost		$ 15,384,498
Amount drawn from revolving line of credit		67,340,097
Principal amount repaid		(83,066,960)
Accrued interest on revolving line of credit		532,190
Payment of interest on revolving line of credit		(394,133)
Foreign exchange differences		$ 204,308
Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest rate basis	3.25%
Maximum | Floating Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				4.60%
Minimum | Floating Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				1.35%
SVB Line of Credit
Disclosure of detailed information about borrowings [line items]
Maximum Borrowing Capacity	$ 18		$ 22,000,000